Deposits	12 Months Ended
Dec. 31, 2023
Disclosure of deposits [abstract]
Deposits

NOTE 23. DEPOSITS
Deposits break down as follows as of the indicated dates:

	12.31.23	12.31.22
In Pesos	3,911,679,725	5,499,926,643
Checking Accounts	662,301,038	917,872,719
Savings Accounts	1,781,911,012	1,744,931,650
Time Deposits	975,440,751	2,454,589,851
Time Deposits – UVA	42,922,738	116,366,263
Others	305,057,594	126,619,593
Interest and Adjustments	144,046,592	139,546,567
In Foreign Currency	1,796,100,218	1,170,355,745
Savings Accounts	1,592,790,179	966,320,800
Time Deposits	185,017,661	182,175,988
Others	17,885,645	21,544,336
Interest and Adjustments	406,733	314,621
Total	5,707,779,943	6,670,282,388
The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.